OTHER RECEIVABLES (Details Narrative) - Nonbrokered Private Placement [Member]	Mar. 31, 2023 USD ($)
Subsidiary, Sale of Stock [Line Items]
[custom:DebtInstrumentFace-0]	$ 1,350,000
Long-Term Debt, Gross	$ 1,242,000